UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05723

Name of Fund:  BlackRock Emerging Markets Fund, Inc.

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Emerging

Markets Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2019

Date of reporting period: 01/31/2019

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) January 31, 2019	BlackRock Emerging Markets Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 93.1%

Argentina — 2.4%
Grupo Financiero Galicia SA — ADR	274,926	$10,037,548

Brazil — 9.1%
BB Seguridade Participacoes SA	1,154,905	9,835,312
Fleury SA	431,404	2,635,359
Lojas Renner SA	565,637	7,056,505
Notre Dame Intermedica Participacoes SA(a)	1,203,437	11,080,120
Petroleo Brasileiro SA — ADR(b)	465,848	7,593,322

		38,200,618

China — 30.2%
Alibaba Group Holding Ltd. — ADR(a)	42,165	7,104,381
Bank of China Ltd., Class H	25,182,200	11,708,254
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	1,686,372	4,079,218
Bilibili, Inc. — ADR(a)(b)	252,879	4,655,502
China Overseas Land & Investment Ltd.	2,198,000	8,291,144
China Pacific Insurance Group Co. Ltd., Class H	1,761,400	6,202,637
CNOOC Ltd.	2,878,000	4,810,345
Ctrip.com International Ltd. — ADR(a)	225,415	7,506,320
Kweichow Moutai Co. Ltd., Class A	64,665	6,675,472
Li Ning Co. Ltd.(a)	6,159,000	7,578,185
NetEase, Inc. — ADR	14,921	3,759,048
Ping An Insurance Group Co. of China Ltd., Class H	1,371,000	13,347,450
SJM Holdings Ltd.	9,138,000	9,650,923
Sunny Optical Technology Group Co. Ltd.(b)	667,000	6,619,423
Tencent Holdings Ltd.	448,410	19,960,784
Wynn Macau Ltd.	2,125,600	5,217,795

		127,166,881

India — 7.3%
Dr. Reddy’s Laboratories Ltd.	160,066	6,127,491
Dr. Reddy’s Laboratories Ltd. — ADR	31,486	1,202,450
Fortis Healthcare Ltd.(a)	2,514,786	4,798,022
HDFC Bank Ltd.	358,106	10,480,392
Jindal Steel & Power Ltd.(a)	1,411,604	2,696,401
NTPC Ltd.	487,103	957,790
Titan Co. Ltd.	319,662	4,480,892

		30,743,438

Indonesia — 5.1%
Astra International Tbk PT	14,735,100	8,939,072
Bank Mandiri Persero Tbk PT	14,729,400	7,893,837

Security	Shares	Value

Indonesia (continued)
Semen Indonesia Persero Tbk PT	5,130,400	$4,662,219

		21,495,128

Israel — 1.6%
Israel Chemicals Ltd.	1,142,525	6,631,308

Mexico — 5.9%
Alpek SA de CV(a)	584,690	797,433
Fomento Economico Mexicano SAB de CV	292,410	2,660,281
Fomento Economico Mexicano SAB de CV — ADR	45,545	4,145,506
Fresnillo PLC	204,152	2,695,401
Grupo Aeroportuario del Sureste SAB de CV, ADR	16,295	2,964,875
Grupo Aeroportuario del Sureste SAB de CV, Class B	186,079	3,366,252
Grupo Financiero Banorte SAB de CV, Series O	1,458,022	8,094,425

		24,724,173

Panama — 1.7%
Copa Holdings SA, Class A	77,957	7,394,221

Poland — 1.7%
Powszechna Kasa Oszczednosci Bank Polski SA	662,615	7,043,653

Russia — 3.3%
Sberbank of Russia PJSC	2,057,262	6,876,803
Sberbank of Russia PJSC — ADR	502,919	6,839,073

		13,715,876

South Africa — 1.9%
Old Mutual Ltd.	4,525,166	7,912,753

South Korea — 8.3%
NCSoft Corp.(a)	16,116	6,786,178
Pan Ocean Co. Ltd.(a)	73,129	299,022
Samsung Electronics Co. Ltd.	530,208	22,106,550
Shinhan Financial Group Co. Ltd. — ADR(b)	4,509	173,506
SK Holdings Co. Ltd.	22,959	5,453,649

		34,818,905

Taiwan — 6.1%
Merry Electronics Co. Ltd.	672,976	3,530,651
Nanya Technology Corp.	3,243,000	6,586,206
Parade Technologies Ltd.	241,000	4,000,134
Silicon Motion Technology Corp. — ADR	40,232	1,567,841
Taiwan Semiconductor Manufacturing Co. Ltd.	857,000	6,357,196

1

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Emerging Markets Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Win Semiconductors Corp.	677,000	$3,452,860

		25,494,888

Thailand — 3.3%
Land & Houses PCL, Foreign Registered Shares	2,429,800	832,175
Land & Houses PCL — NVDR	14,443,000	4,953,657
Siam Commercial Bank PCL — NVDR	1,863,400	7,947,598

		13,733,430

Turkey — 1.3%
Koza Altin Isletmeleri AS(a)	525,800	5,460,174

United Arab Emirates — 1.1%
NMC Health PLC	132,475	4,484,612

United Kingdom — 1.4%
Prudential PLC	305,417	5,972,774

United States — 1.4%
Cognizant Technology Solutions Corp., Class A	86,826	6,050,036

Total Common Stocks — 93.1% (Cost — $354,204,928)		391,080,416

Participation Notes — 0.4%

Taiwan — 0.4%
Deutsche Bank AG (Merry Electronics Co. Ltd.), due 02/01/28(a)	306,000	1,553,830

Total Participation Notes — 0.4% (Cost — $1,787,496)		1,553,830

Security	Shares	Value

Preferred Stock

Brazil — 0.0%
Banco Nacional SA, Preference Shares, 0.00%(a)(c)	42,567,626	$117

Total Preferred Stocks — 0.0% (Cost — $—)		117

Total Preferred Securities — 0.0%		117

Total Long-Term Investments — 93.5% (Cost — $355,992,424)		392,634,363

Short-Term Securities — 8.2%
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 2.26%(d)(f)	24,390,415	24,390,415
SL Liquidity Series, LLC,
Money Market Series, 2.64%(d)(e)(f)	9,903,120	9,905,101

Total Short-Term Securities — 8.2% (Cost — $34,293,278)		34,295,516

Total Investments — 101.7% (Cost — $390,285,702)		426,929,879

Liabilities in Excess of Other Assets — (1.7)%		(7,060,461)

Net Assets — 100.0%		$419,869,418

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of the security was purchased with the cash collateral from loaned securities.
(f)

During the period ended January 31, 2019, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 10/31/18	Net Activity	Shares Held at 01/31/19	Value at 01/31/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	12,423,517	11,966,898	24,390,415	$24,390,415	$77,055		$—	$—
SL Liquidity Series, LLC, Money Market Series	4,869,518	5,033,602	9,903,120	9,905,101	41,220	(b)	15	2,462

				$34,295,516	$118,275		$15	$2,462

(a)	Includes net capital gain distributions, if applicable.
(b)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

2

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Emerging Markets Fund, Inc.

Portfolio Abbreviations

ADR — American Depositary Receipts

MSCI — Morgan Stanley Capital International

NVDR — Non-voting Depository Receipts

PCL — Public Company Limited

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts:
MSCI Emerging Markets E-Mini Index	353	03/15/19	$18,790	$403,701

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted prices quotations in active markets/exchanges for identical assets or liabilities that Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

3

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Emerging Markets Fund, Inc.

The following table summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Argentina	$10,037,548	$—	$—	$10,037,548
Brazil	38,200,618	—	—	38,200,618
China	23,025,251	89,272,912	—	112,298,163
Hong Kong	—	14,868,718	—	14,868,718
India	1,202,450	29,540,988	—	30,743,438
Indonesia	—	21,495,128	—	21,495,128
Israel	—	6,631,308	—	6,631,308
Mexico	22,028,772	2,695,401	—	24,724,173
Panama	7,394,221	—	—	7,394,221
Poland	—	7,043,653	—	7,043,653
Russia	—	13,715,876	—	13,715,876
South Africa	—	7,912,753	—	7,912,753
South Korea	173,506	34,645,399	—	34,818,905
Taiwan	1,567,841	23,927,047	—	25,494,888
Thailand	—	13,733,430	—	13,733,430
Turkey	—	5,460,174	—	5,460,174
United Arab Emirates	—	4,484,612	—	4,484,612
United Kingdom	—	5,972,774	—	5,972,774
United States	6,050,036	—	—	6,050,036
Participation Notes	—	1,553,830	—	1,553,830
Preferred Stock	—	—	117	117
Short-Term Securities	24,390,415	—	—	24,390,415

Subtotal	$134,070,658	$282,954,003	$117	$417,024,778

Investments Valued at NAV(a)				9,905,101

Total				$426,929,879

Derivative Financial Instruments(b)
Assets:
Equity contracts	$403,701	$—	$—	$403,701

(a)	As of January 31, 2019 certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended January 31, 2019, there were no transfers between levels.

4

Item 2 – Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Emerging Markets Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Emerging Markets Fund, Inc.

Date: March 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Emerging Markets Fund, Inc.

Date: March 22, 2019

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Emerging Markets Fund, Inc.

Date: March 22, 2019